FINANCIAL INSTRUMENTS - Significant customers and concentration of credit risk (Details) - customer	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Significant Customers and Concentration of Credit Risk
Number of largest customers	3	3
Trade accounts receivable | Credit concentration | Three largest customers
Significant Customers and Concentration of Credit Risk
Concentration risk (as a percent)	17.10%	33.60%